Share information; Earnings per share	12 Months Ended
Dec. 31, 2021
Entity [Table]
Share capital
Ordinary share capital
As

of

31

December

2021,

UBS

Group

AG

had
3,702,422,995
issued shares

with a nominal value

of CHF
0.10

each, leading to
a share

capital of CHF
370,242,299.50
. Shares

issued decreased
by 157

million and

share capital

decreased by

USD
16

million in
2021, as the 156,632,400

shares acquired under the 2018–2021
share

repurchase

program

were canceled

by means

of a

capital
reduction,

as

approved

by

shareholders

at

the

2021

Annual
General Meeting.
Conditional share capital
As of 31 December 2021, the

following conditional share capital
was available to UBS Group AG’s Board of Directors (BoD):

–

A

maximum

of

CHF
38,000,000

represented

by

up

to
380,000,000

fully paid registered shares with a

nominal value
of

CHF
0.10

each,

to

be

issued

through

the

voluntary

or
mandatory

exercise

of

conversion

rights

and

/

or

warrants
granted

in

connection

with

the

issuance

of

bonds

or

similar
financial

instruments

on

national

or

international

capital
markets. This conditional

capital

allowance

was approved

at
the
Extraordinary

General

Meeting

(the

EGM)

held

on
26 November

2014,

having

originally

been

approved

at

the
Annual General Meeting (AGM) of UBS

AG on 14 April 2010.
The BoD has not made use of such allowance.
A maximum

of CHF
12,170,583

represented by
121,705,830
fully paid

registered shares

with a

nominal value

of CHF
0.10
each,

to

be

issued

upon

exercise

of

employee

options

and
stock appreciation rights issued to employees and members of the

management

and

of

the

BoD

of

UBS Group

AG

and

its
subsidiaries. This

conditional capital

allowance was

approved
by the shareholders at the same EGM in 2014.
Authorized share capital
UBS

Group

AG

had

no

authorized

capital

available

to

issue

on
31 December 2021 .

Share repurchase program
Share repurchase programs
In March

2018, UBS

initiated a

share repurchase

program of

up
to CHF 2

billion over a

three-year period. Under

this program, UBS
repurchas ed 8
million

sha
res
for

a

total

acquisition

cost

of

USD 112

million

in

2021

(2020:
31

million

shares

for

a

total
acquisition cost of USD 364

million).
The 2018–2021

program was completed

on 2 February 2021
and the 156,632,400

shares acquired

under the

2018–2021 share
repurchase

program

were

canceled

by

means

of

a

capital
reduction,

as

approved

by

shareholders

at

the

2021

Annual
General Meeting.
In

February

2021,

UBS

commenced

a

new

three-year

share
repurchase program

of up

to CHF
4

billion. Under

this program,
UBS repurchased 153

million shares in 2021

for a total acquisition
cost of USD 2,500

million (CHF
2,294

million)

UBS AG
Entity [Table]
Share capital
Ordinary share capital
As

of

31 December

2021,

UBS

AG

had
3,858,408,466

issued
shares

(31 December

2020:
3,858,408,466

shares)

with

a
nominal

value

of

CHF
0.10

each,

leading

to

a

share

capital

of
CHF 385,840,846.60
.

The

shares

were

entirely

held

by
UBS Group AG.
Conditional share capital
As of 31 December 2021, the following

conditional share capital
was available to UBS AG’s Board of Directors (BoD):

–

A

maximum

of

CHF
  38,000,000

represented

by

up

to
380,000,000

fully paid registered shares with a

nominal value
of

CHF
0.10

each,

to

be

issued

through

the

voluntary

or
mandatory

exercise

of

conversion

rights

and

/

or

warrants
granted

in

connection

with

the

issuance

of

bonds

or

similar
financial

instruments

on

national

or

international

capital
markets. This conditional

capital

allowance

was approved

at
the Annual General Meeting of UBS

AG on 14 April 2010. The
BoD has not made use of such allowance.
Authorized share capital
UBS

AG

had

no

authorized

capital

available

to

issue

on
31 December 2021.
Earnings per share
In

2015,

UBS

AG

shares

were

delisted

from

the

SIX

Swiss
Exchange and the New York Stock Exchange. As of 31 December
2021, 100% of UBS AG’s issued shares

were held by UBS Group
AG and therefore were not publicly traded. Accordingly, earnings per share information is not provided for UBS AG.